Schedule - Unaudited Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 39	$ 347,731	$ 285,916
Prepaid expenses and other current assets		2,091,888	2,577,085
TOTAL CURRENT ASSETS		2,247,799	3,030,688
NON-CURRENT ASSETS
Investment in subsidiaries and VIE			6,710,750
TOTAL NON-CURRENT ASSETS			6,710,750
TOTAL ASSETS		2,247,799	9,741,438
CURRENT LIABILITIES
Amounts due to related companies		5,858
Accrued expenses and other current liabilities		51,518	31,824
TOTAL CURRENT LIABILITIES		57,376	31,824
NON-CURRENT LIABILITIES
Equity loss in subsidiaries and VIE		3,284,501
TOTAL NON-CURRENT LIABILITIES		3,284,501
TOTAL LIABILITES		3,341,877	31,824
(DEFICIT) EQUITY
Subscription receivable		(100,000)
Additional paid-in capital		37,915,085	36,842,425
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(41,389,801)	(29,613,365)
TOTAL (DEFICIT) EQUITY		(1,094,078)	9,709,614
TOTAL LIABILITIES AND (DEFICIT) EQUITY		2,247,799	9,741,438
Related Party [Member[
CURRENT ASSETS
Due from related parties		155,872	105,872
Class A Ordinary Shares [Member]
(DEFICIT) EQUITY
Ordinary Shares	[1]	2,041	1,957
Class B Ordinary Shares [Member]
(DEFICIT) EQUITY
Ordinary Shares	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).